Derivative financial instrument liabilities (Tables)	6 Months Ended
Feb. 28, 2026
Derivative Financial Instrument Liabilities
Schedule of derivative financial instrument liabilities

	February 28, 2026	August 31, 2025
Derivative warrant liabilities	$-	$1,011
Total derivative financial instrument liabilities	$-	$1,011

Schedule of derivative warrant liabilities

Amount
As at August 31, 2025	$1,011
Change in fair value	32,106
Warrants expired	(1,585)
Warrants exercised	(31,532)
As at February 28, 2026	$-

Schedule of assumptions fair value of derivative warrant liabilities

	February 28, 2026	August 31, 2025
Share price	$0.96 - $1.83	$0.39
Risk-free interest rate	0.00% - 3.73%	3.70% - 4.01%
Dividend yield	0%	0%
Expected volatility	0% - 81%	42% - 44%
Remaining term (in years)	0.0 – 1.0	0.5 - 1.4